Other Non-Current Assets - Schedule of Other Non-Current Assets (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2021	Jun. 30, 2023
Disclosure of financial assets [line items]
Debt instruments	R 76		R 116
Loans to associates	116		116
Other loans	8		15
Equity instruments	88		78
Inventories	180		138
Final gold in lock-up	180		138
Total other non-current assets	344		332
ARM BBEE Trust
Disclosure of financial assets [line items]
Non-current financial assets at fair value through profit or loss	R 68		101
Settlement of loan		R 264
Refinanced loan advances		R 264
ARM
Disclosure of financial assets [line items]
Ownership interest (as a percent)	12.04%
Pamodzi
Disclosure of financial assets [line items]
Loans to associates	R 116		116
Rand Mutual Assurance
Disclosure of financial assets [line items]
Equity instruments	78		69
Other investments
Disclosure of financial assets [line items]
Equity instruments	10		9
Debt instrument
Disclosure of financial assets [line items]
Loss allowance	R (116)		R (116)